MainStay Epoch U.S. Equity Fund (Prospectus Summary): | MainStay Epoch U.S. Equity Fund
MainStay Epoch U.S. Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Epoch U.S. Equity Fund

Supplement dated July 9, 2012 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay Epoch U.S. Equity Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on June 27-28, 2012, the Fund’s Board of Trustees approved a proposal from the Fund’s manager, New York Life Investment Management LLC, to reposition the Fund so that it will employ a domestic equity yield strategy. The repositioning plan includes changing the name, investment objective, principal investment strategies, certain risk factors and primary benchmark of the Fund. The repositioning plan also includes removing David Pearl as a portfolio manager and replacing him with Eric Sappenfield.

The Fund may experience significant portfolio turnover while this repositioning plan is implemented. The Fund will bear any brokerage or other transaction expenses related to the repositioning. However, the Fund does not anticipate that these expenses will be material.

Effective September 17, 2012, the following changes will take effect:

Fund Name Change

The Fund will be named the “MainStay Epoch U.S. Equity Yield Fund.”

Investment Objective
Change to Investment Objective The Fund’s Investment Objective will become: The Fund seeks current income and capital appreciation.
Fees and Expenses

Change to Contractual Expense Limitation

The following footnote is added to the Fees and Expenses of the Fund table:

3. New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.32% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Principal Investment Strategies

Changes to Principal Investment Strategies

The section entitled “Principal Investment Strategies” is deleted and replaced with the following:

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. Generally, U.S. companies are companies organized in the U.S. that trade primarily in U.S. securities markets. Equity securities consist of common stocks, depositary receipts, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). MLPs are limited partnerships in which ownership interests are publicly traded and are operated under the supervision of one or more general partners. The Fund may invest up to 15% of its net assets in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Fund may also invest up to 20% of its net assets in high quality money market instruments and repurchase agreements combined.

Investment Process: Epoch Investment Partners, Inc., the Fund’s Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Principal Risks

Changes to Principal Risks

The risk disclosures pertaining to investments in Real Estate Investment Trusts and Master Limited Partnerships are deleted and replaced with the following:

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Master Limited Partnership Risk: MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Fund and lower income.

Performance

Changes to Past Performance Disclosure

The section entitled “Past Performance” is revised to indicate that the Fund has selected the Russell 1000 ® Value Index, as a replacement of the Russell 1000 ® Index, as its primary benchmark. The Russell 1000 ® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 ® Index companies with lower price-to-book ratios and lower expected growth values. The Fund selected the Russell 1000 ® Value Index as its primary benchmark because it believes that this index is more reflective of its current investment style.

This section is also revised to indicate that performance figures for dates prior to August 31, 2012 reflect the Fund’s prior investment objective and principal investment strategies.

Changes to Average Annual Total Returns Table The Average Annual Total Returns table is amended as follows to include information pertaining to the Russell 1000 ® Value Index:
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Russell 1000 ® Value Index (reflects no deductions for fees, expenses or taxes) MainStay Epoch U.S. Equity Fund	Russell 1000 ® Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	12.69%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.